Debt Obligations Debt Obligations (Schedule Of Debt Obligations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Other Long-term Debt	$ 223	$ 228
Debt Instrument, Unamortized Discount (Premium), Net	283
Long-term Debt	30,661	23,199
Current maturities of long-term debt	1,008	637
LONG-TERM DEBT, less current maturities	29,653	22,562
Parent Company [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	3	(7)
Long-term Debt	4,680	2,801
LONG-TERM DEBT, less current maturities	$ 4,680	2,801
Parent Company [Member] | ETE 7.5% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Oct. 15, 2020
Senior Notes	$ 1,187	1,187
Parent Company [Member] | 5.875% Senior Notes due January 15, 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jan. 15, 2024
Senior Notes	$ 1,150	450
Parent Company [Member] | ETE Senior Secured Term Loan due December 2, 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 02, 2018
Parent Company [Member] | ETE Senior Secured Term Loan due December 2, 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 02, 2019
Secured Debt	$ 1,400	1,000
Parent Company [Member] | ETE Senior Secured Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Outstanding borrowings	940	171
ETP [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	(1)	(34)
Long-term Debt	$ 11,459	11,213
ETP [Member] | 7.60% Senior Notes, due February 1, 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 01, 2024
Senior Notes	$ 700	700
ETP [Member] | 8.25% Senior Notes, due November 14, 2029 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Nov. 15, 2029
Senior Notes	$ 1,000	1,000
ETP [Member] | 7.2% Junior Subordinated Notes due November 21, 2066 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Nov. 01, 2066
Junior Subordinated Notes	$ 450	450
ETP [Member] | 8.5% Senior Notes, due April 15, 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Apr. 15, 2014
Senior Notes	$ 0	292
ETP [Member] | 5.95% Senior Notes, due February 1, 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 01, 2015
Senior Notes	$ 750	750
ETP [Member] | 6.125% Senior Notes, due February 15, 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 15, 2017
Senior Notes	$ 400	400
ETP [Member] | 6.7% Senior Notes, due July 1, 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jul. 01, 2018
Senior Notes	$ 600	600
ETP [Member] | 9.7% Senior Notes, due March 15, 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Mar. 15, 2019
Senior Notes	$ 400	400
ETP [Member] | 9.0% Senior Notes due April 15, 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Apr. 15, 2019
Senior Notes	$ 450	450
ETP [Member] | 4.15% Senior Notes due October 1, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Oct. 01, 2020
Senior Notes	$ 267	267
ETP [Member] | Senior Notes 4.65% Due June 1, 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jun. 01, 2021
Senior Notes	$ 700	700
ETP [Member] | Senior Notes 5.20% Due February 1, 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 01, 2022
Senior Notes	$ 800	800
ETP [Member] | 3.6% Senior Notes due February 1, 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 01, 2023
Senior Notes	$ 350	350
ETP [Member] | 4.9% Senior Notes due February 1, 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 01, 2024
Senior Notes	$ 400	400
ETP [Member] | 7.5% Senior Notes, due July 1, 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jul. 01, 2038
Senior Notes	$ 800	800
ETP [Member] | Senior Notes 6.05% Due June 1, 2041 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jun. 01, 2041
Senior Notes	$ 450	450
ETP [Member] | Senior Notes 6.50% Due February 1, 2042 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 01, 2042
Senior Notes	$ 546	546
ETP [Member] | 5.15% Senior Notes due February 1, 2043 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 01, 2043
Senior Notes	$ 277	277
ETP [Member] | 5.95% Senior Notes due October 1, 2043 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Oct. 01, 2043
Senior Notes	$ 550	550
ETP [Member] | 6.625% Senior Notes, due October 15, 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Oct. 15, 2036
Senior Notes	$ 1,000	1,000
ETP [Member] | ETP Revolving Credit Facility, due October 27, 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Oct. 27, 2019
Outstanding borrowings	$ 570	65
Regency [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	48	0
Long-term Debt	$ 6,641	3,310
Regency [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	May 01, 2018
Outstanding borrowings	$ 1,504	510
Regency [Member] | 6.875% Senior Notes, due December 1, 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 01, 2018
Senior Notes	$ 0	600
Regency [Member] | 5.75% Senior Notes due September 1, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Sep. 01, 2020
Senior Notes	$ 400	400
Regency [Member] | 6.5% Senior Notes, due July 15, 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jul. 15, 2021
Senior Notes	$ 500	500
Regency [Member] | 5.875% Senior Notes due April 1, 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Mar. 01, 2022
Senior Notes	$ 900	0
Regency [Member] | 5.5% Senior Notes, due April 15, 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Apr. 15, 2023
Senior Notes	$ 700	700
Regency [Member] | 4.5% Senior Notes due November 1, 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Nov. 01, 2023
Senior Notes	$ 600	600
Regency [Member] | 8.375% Senior Notes due June 1, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jun. 01, 2020
Senior Notes	$ 390	0
Regency [Member] | 6.5% Senior Notes due May 15, 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	May 15, 2021
Senior Notes	$ 400	0
Regency [Member] | 8.375% Senior Notes due June 1, 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jun. 01, 2019
Senior Notes	$ 499	0
Regency [Member] | 5.0% Senior Notes due October 1, 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Oct. 01, 2022
Senior Notes	$ 700	0
Sunoco [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	35	70
Long-term Debt	$ 750	1,035
Sunoco [Member] | 4.875% Senior Notes, due 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Oct. 15, 2014
Senior Notes	$ 0	250
Sunoco [Member] | 9.625% Senior Notes, due 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Apr. 15, 2015
Senior Notes	$ 250	250
Sunoco [Member] | 5.75% Senior Notes, due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jan. 15, 2017
Senior Notes	$ 400	400
Sunoco [Member] | 9.00% Debentures, due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Nov. 01, 2024
Subordinated Debt	$ 65	65
Sunoco Logistics [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	100	118
Long-term Debt	$ 4,260	2,503
Sunoco Logistics [Member] | 8.75% Senior Notes, due February 15, 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 15, 2014
Senior Notes	$ 0	175
Sunoco Logistics [Member] | 6.125% Senior Notes, due May 15, 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	May 15, 2016
Senior Notes	$ 175	175
Sunoco Logistics [Member] | 5.50% Senior Notes, due February 15, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 15, 2020
Senior Notes	$ 250	250
Sunoco Logistics [Member] | Senior Note 4.65% Due February 15, 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 15, 2022
Senior Notes	$ 300	300
Sunoco Logistics [Member] | 3.45% Senior Notes due January 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jan. 15, 2023
Senior Notes	$ 250	250
Sunoco Logistics [Member] | 6.85% Senior Notes, due February 15, 2040 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 15, 2040
Senior Notes	$ (350)	(350)
Sunoco Logistics [Member] | 4.25% Senior Notes due April 1, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes	$ (500)	0
Sunoco Logistics [Member] | Senior Note 6.10%, due February 15, 2042 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 15, 2042
Senior Notes	$ 350	350
Sunoco Logistics [Member] | 5.30% Senior Notes due April 1, 2044 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Apr. 01, 2044
Senior Notes	$ 700	0
Sunoco Logistics [Member] | 5.35% Senior Notes due May 15, 2045 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	May 15, 2045
Senior Notes	$ 800	0
Sunoco Logistics [Member] | 4.95% Senior Notes due January 2043 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jan. 15, 2043
Senior Notes	$ 300	300
Sunoco Logistics [Member] | Sunoco Logistics $200 million Revolving Credit Facility, due August 21, 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Aug. 21, 2014
Sunoco Logistics [Member] | Sunoco Logistics $35 million Revolving Credit Facility, due April 30, 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Apr. 30, 2015
Outstanding borrowings	$ 35	35
Sunoco Logistics [Member] | Sunoco Logistics $350 million Revolving Credit Facility, due August 22, 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Aug. 22, 2016
Sunoco Logistics [Member] | Sunoco Logistics $1.5 billion Revolving Credit Facility, due November 1, 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Nov. 01, 2018
Outstanding borrowings	$ 150	200
Sunoco Logistics [Member] | Sunoco LP $1.25 billion Revolving Credit Facility, due September 25, 2019 [Member]
Debt Instrument [Line Items]
Outstanding borrowings	683	0
Sunoco LP [Member]
Debt Instrument [Line Items]
Long-term Debt	683	0
Sunoco LP [Member] | Sunoco LP $1.25 billion Revolving Credit Facility, due September 25, 2019 [Member]
Debt Instrument [Line Items]
Outstanding borrowings	683
Transwestern [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	(1)	(1)
Long-term Debt	$ 781	869
Transwestern [Member] | 5.39% Senior Unsecured Notes, due November 17, 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Nov. 17, 2014
Senior Notes	$ 0	88
Transwestern [Member] | 5.54% Senior Unsecured Notes, due November 17, 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Nov. 17, 2016
Senior Notes	$ 125	125
Transwestern [Member] | 5.64% Senior Unsecured Notes, due May 24, 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	May 24, 2017
Senior Notes	$ 82	82
Transwestern [Member] | 5.36% Senior Unsecured Notes, due December 9, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 09, 2020
Senior Notes	$ 175	175
Transwestern [Member] | 5.89% Senior Unsecured Notes, due May 24, 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	May 24, 2022
Senior Notes	$ 150	150
Transwestern [Member] | 5.66% Senior Unsecured Notes, due December 9, 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 09, 2024
Senior Notes	$ 175	175
Transwestern [Member] | 6.16% Senior Unsecured Notes, due May 24, 2037 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	May 24, 2037
Senior Notes	$ 75	75
Panhandle [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	99	155
Long-term Debt	$ 1,184	1,240
Panhandle [Member] | 7.60% Senior Notes, due February 1, 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 01, 2024
Senior Notes	$ 82	82
Panhandle [Member] | 8.25% Senior Notes, due November 14, 2029 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Nov. 14, 2029
Senior Notes	$ 33	33
Panhandle [Member] | 7.2% Junior Subordinated Notes due November 21, 2066 [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	$ 54	54
Panhandle [Member] | 6.20% Senior Notes, due November 1, 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Nov. 01, 2017
Senior Notes	$ 300	300
Panhandle [Member] | 7.00% Senior Notes, due June 15, 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jun. 15, 2018
Senior Notes	$ 400	400
Panhandle [Member] | 8.125% Senior Notes, due June 1, 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jun. 01, 2019
Senior Notes	$ 150	150
Panhandle [Member] | 7.00% Senior Notes, due July 15, 2029 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jul. 15, 2029
Senior Notes	$ 66	$ 66
Panhandle [Member] | Term Loan due February 23, 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 23, 2015